Stockholders' equity - Schedule of Weighted Average Fair Value Assumption of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	53.00%	88.00%	105.00%
Risk free interest rate	1.31%	1.54%	1.67%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (in years)	5 years	5 years	5 years